CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2023
Disclosure Of Critical Accounting Estimates And Judgements [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
NOTE 3 - CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

As part of the financial reporting process, the Group’s management is required to make certain assumptions and estimates that affect the value of assets, liabilities, income, expenses and some of the disclosures provided in the Group’s consolidated financial statements. By their nature these estimates may be subjective and complex and may therefore differ from actual results.

The accounting estimates and judgments used in the preparation of the financial statements are continually reviewed and are based on historical experience and other factors, including expectations as to future events that are believed to be reasonable under the current circumstances.

Set forth below is a description of the material accounting estimates and judgments used in the preparation of financial statements, at the formulation of which the Group was required to make assumptions as to circumstances and events involving significant uncertainty. The Group takes into account, as applicable, the relevant facts, historical experience, impact of external factors and reasonable assumptions in accordance with the circumstances.

1)	Development assets

The Group capitalizes development costs and recognizes them as intangible assets in accordance with the accounting policy listed in note 2(g). In accordance with this policy, costs incurred in respect of development projects are recognized as development assets only when a number of conditions listed in that note are met, whereas other development expenses, that do not meet these terms, are recognized as an expense in profit or loss as incurred.

The Group’s management exercises judgment as to the fulfillment of the conditions allowing capitalization of development costs for each of the development projects it implements; in cases where management determines that those conditions are, indeed, met, development assets are recognized at the amount of the development costs invested in the project that are eligibale for capitalization.

The Group’s management also determines the relating estimated useful life and amortization expenses of the said development assets. The estimate is based on the projected period for the marketing of the products to be developed on the basis of the said development assets. These estimates may change significantly as a result of technological innovations and the activity of the Group’s competitors, in response to extreme cyclical changes in the sector.

The Group's management shall increase the amortization expenses when the estimated useful life will decrease compared to previous estimates, or, alternatively, it shall recognize impairment or write-off development assets that have become technologically obsolete.

2)	Distribution rights, customer relationship and technology

Distribution rights, customers relationship and technology recognized as a result of business combinations carried out by the Group are amortized on an ongoing basis on a straight-line basis in accordance with expected useful life. The Company assesses the need to change the intangible assets’ useful lives on an ongoing basis.

3)	Determining the lease terms

The Group applies IFRS 16 to account for leases. In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated). Based on historical experience and its business plans, the Company assesses whether it is expected that the extension options included in the lease agreements it entered into shall be exercised or not.

4)	Fair value of share-based payments

The fair value of the Group's equity instruments that were granted to its employees is determined using valuation methods. Fair value of stock-option awards was determined using a the Black-Scholes option pricing model, which requires a number of assumptions, of which the most significant are the share price, volatility, and the expected option term. Expected volatility was calculated based on comparable public companies in the same industry. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term.

5)	Deferred tax assets

Deferred tax assets are recognized in respect of carryforward losses and unused deductible temporary differences, if it is probable that future taxable income will exist against which they can be utilized. A management estimate is required to determine the amount of the deferred tax asset that can be recognized based on the timing, amount of expected taxable income, its origin and tax planning strategy.